Subsequent Events - Additional information (Detail) $ / shares in Units, € in Thousands, $ in Millions					6 Months Ended
	Jul. 10, 2020 EUR (€) shares	Jul. 10, 2020 USD ($) shares	Jul. 08, 2020 shares	Jul. 07, 2020 $ / shares shares	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of common stock | €					€ 9,976	€ 521,172
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Stock issued issue price per share | $ / shares				$ 142.00
Major ordinary share transactions [member] | American Depository Shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Common stock shares issued during the period	4,859,154	4,859,154
Proceeds from issuance of common stock	€ 580,700	$ 654.7
Major ordinary share transactions [member] | Underwiters [member]
Disclosure of non-adjusting events after reporting period [line items]
Stock issued issue price per share | $ / shares				$ 134.90
Major ordinary share transactions [member] | Underwiters [member] | American Depository Shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Common stock shares issued during the period				4,225,352
Major ordinary share transactions [member] | Additional option to underwriters [member] | American Depository Shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Common stock shares issued during the period			633,802